Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 5:-	SHAREHOLDERS’ EQUITY

As of June 30, 2024 and December 31, 2023, no material accrual has been recorded with respect to Leiden University.

a.	All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	During the six months period ended June 30, 2024, the Company issued 296,891,100 ordinary shares previously held in abeyance. As of June 30, 2024, 157,200,000 ordinary shares held in abeyance.

c.	On April 1, 2024 the Company issued 15,000,000 ordinary shares to certain service provider in exchange for PR services. The shares issued were valued at the amount of $112 which were recorded to general and administrative expenses during the six months ended June 30, 2024.

d.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 85,000,000.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”) and approved the reserve of 100,000,000 of the Company’s ordinary shares to issuance under the 2023 Plan.

As of June 30, 2024, 91,000,000 shares available for future grant under the Company’s 2023 Plans.

On May 7, 2024, the Company’s board of directors approved a grant of 9,000,000 options exercisable into 9,000,000 of the Company’s ordinary shares to the Company’s employees for an exercise price of NIS 0.0275 per share and 41,000,000 unlisted options exercisable into 41,000,000 of the Company’s ordinary shares to the Company’s directors and officers (subject to shareholders’ approval, which was obtained on July 3, 2024, subsequent to the balance sheet date) for the same exercise price per share. The options shall vest on a quarterly basis for a period of 4 years from the date of grant.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	May 7, 2024

Risk-free interest rate	4.64%
Expected volatility	83.40%
Dividend yield	0%
Contractual life (in years)	10
Early Exercise Multiple (Suboptimal Factor)	2.5

The following table lists the number of share options and their weighted average exercise prices in option plans of employees, directors and consultants for the six months period ended June 30, 2024 and related information:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-
Grants	9,000,000	0.00	9.85	-
Forfeited/expired	(5,412,500)	-	-	-

Outstanding at June 30, 2024	86,064,500	0.04	5.6	0.04

Vested and expected to vest at June 30, 2024	86,064,500	0.04	5.6	0.04

Exercisable at June 30, 2024	33,998,875	0.08	5.4	-

Share based expenses recognized in the financial statements:

	Six months ended June 30
	2024	2023

Research and development	$34	$50
General and administrative (*)	159	45

	$193	$95

(*)	Including expenses for shares issued for services at the amount of $112, refer to Note 4c above.

a.	Warrants to purchase ordinary shares:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2024:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2019	223,810	$0.65
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	409,091,100	$0.01
January 2023	28,636,500	$0.02
November 2023	1,219,418,700	$0.00

	1,851,518,298